Short Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Short Term Investments [Abstract]
Schedule of short term investments
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Marketable securities	33,540,301	38,448,624	5,520,579

Schedule of fair value disclosure
	December 31, 2021	December 31, 2021 Fair Value
		Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	33,540,301	33,540,301	—	—
	December 31, 2022	December 31, 2022 Fair Value
		Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	38,448,624	38,448,624	—	—